Income Taxes (Tables)	12 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Summary of Effective Income Tax Rates

At June 30, 2019 and 2018, the difference between the effective income tax rate and the applicable statutory federal income tax rate is summarized as follows:

	June 30,
	2019	2018
Statutory federal rate	(21.0)%	(21.0)%
State income tax rate, net of federal benefit	(7.2)%	(7.2)%
Permanent differences, including stock based compensation and beneficial conversion interest expense	28.9%	29.0%
Change in valuation allowance	(0.7)%	(0.8)%
Effective tax rate	-%	-%

Schedule of Deferred Tax Assets and Liability

At June 30, 2019 and 2018, the Company’s deferred tax assets were as follows:

	June 30,
	2019	2018
Deferred tax liability
Property and equipment	$-	$-
Total deferred tax liability	$-	$-

	June 30,
	2019	2018
Deferred tax asset
Federal and state net operating loss carry forward	$26,156,755	$27,672,065
Other temporary differences	-	-
Total deferred tax asset	26,156,755	27,672,065
Net deferred tax asset	26,156,755	27,672,065
Less: valuation allowance	(26,156,755)	(27,672,065)
	$-	$-